Accrued Expenses (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Payroll and employee related expenses	$ 1,701	$ 4,390	$ 4,242
Accrued patent fees	1,177	472	696
Accrued external research and development costs	2,614	4,896	7,274
Accrued professional and consulting services	3,055	4,331	985
Accrued interest		0	222
Other	380	644	665
Accrued expenses	$ 8,927	$ 14,733	$ 14,084